Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2020 CNY (¥)
Future lease payments under operating leases
2021	¥ 3,877
2022	3,140
2023	2,768
2024	2,542
2025	2,382
Thereafter	15,205
Total	29,914
Less: imputed interest	(8,057)
Total operating lease liabilities (Note 19)	¥ 21,857